Matthews Emerging Markets Sustainable Future Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 99.9%
	Shares	Value
China/Hong Kong: 39.9%
Meituan Class Ba,b,c	99,900	$1,235,595
Full Truck Alliance Co., Ltd. ADR[b]	145,001	1,054,157
JD Health International, Inc.[a,b,c]	241,600	855,090
Legend Biotech Corp. ADR[b]	10,816	606,669
Hong Kong Exchanges & Clearing, Ltd.	20,800	605,414
Lam Research Corp.	555	539,221
Airtac International Group	15,000	520,256
Flat Glass Group Co., Ltd. H Shares	208,000	505,486
Contemporary Amperex Technology Co., Ltd. A Shares	13,500	351,018
Zhihu, Inc. ADR[b]	462,107	316,035
Medlive Technology Co., Ltd.[a,c]	302,000	291,333
Ginlong Technologies Co., Ltd. A Shares	24,300	198,439
Silergy Corp.	15,000	153,265
Innovent Biologics, Inc.[a,b,c]	30,000	144,510
OPT Machine Vision Tech Co., Ltd. A Shares	6,135	85,344
Centre Testing International Group Co., Ltd. A Shares	48,000	83,681
China Conch Venture Holdings, Ltd.	112,500	78,196
Wuxi Biologics Cayman, Inc.[a,b,c]	30,000	54,814
Hangzhou Tigermed Consulting Co., Ltd. A Shares	6,100	43,899
Total China/Hong Kong		7,722,422

India: 20.1%
Shriram Finance, Ltd.	45,431	1,285,648
Bandhan Bank, Ltd.[a,c]	426,538	920,558
Indus Towers, Ltd.[b]	207,988	726,066
Phoenix Mills, Ltd.	15,214	507,629
Mahindra & Mahindra, Ltd.	14,865	342,446
UNO Minda, Ltd.	9,633	79,089
Marico, Ltd.	4,652	27,732
Total India		3,889,168

Taiwan: 8.8%
Andes Technology Corp.	30,000	397,925
Elite Material Co., Ltd.	30,000	377,771
Sporton International, Inc.	30,000	241,380
M31 Technology Corp.	6,000	240,911
Poya International Co., Ltd.	15,000	233,178
AP Memory Technology Corp.	13,000	157,608
Formosa Sumco Technology Corp.	13,000	66,821
Total Taiwan		1,715,594

South Korea: 8.7%
Samsung SDI Co., Ltd.	1,994	707,250
Solus Advanced Materials Co., Ltd.	29,114	379,104
Eugene Technology Co., Ltd.	10,710	338,901
Ecopro BM Co., Ltd.[b]	810	166,964
Advanced Nano Products Co., Ltd.	1,004	98,666
Total South Korea		1,690,885

Brazil: 5.5%
YDUQS Participacoes SA	125,000	452,248
B3 SA - Brasil Bolsa Balcao	167,700	401,699
NU Holdings, Ltd. Class Ab	17,400	207,582
Total Brazil		1,061,529

	Shares	Value

United States: 4.6%
Micron Technology, Inc.	7,509	$885,236
Total United States		885,236

Saudi Arabia: 3.8%
Saudi Tadawul Group Holding Co.	10,090	733,916
Total Saudi Arabia		733,916

Poland: 3.3%
InPost SAb	24,495	377,904
Jeronimo Martins SGPS SA	13,068	259,405
Total Poland		637,309

Romania: 1.5%
Banca Transilvania SA	47,340	286,389
Total Romania		286,389

Jordan: 1.3%
Hikma Pharmaceuticals PLC	10,405	252,170
Total Jordan		252,170

Turkey: 1.1%
Ford Otomotiv Sanayi AS	5,883	210,029
Total Turkey		210,029

Chile: 0.7%
Aguas Andinas SA Class A	442,905	129,144
Total Chile		129,144

Estonia: 0.5%
Enefit Green AS	27,718	93,997
Total Estonia		93,997

Vietnam: 0.1%
Nam Long Investment Corp.	12,600	22,258
Total Vietnam		22,258

TOTAL COMMON EQUITIES		19,330,046
(Cost $18,461,715)
PREFERRED EQUITIES: 0.5%
South Korea: 0.5%
Samsung SDI Co., Ltd., Pfd.	465	93,777
Total South Korea		93,777

TOTAL PREFERRED EQUITIES		93,777
(Cost $83,827)
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Matthews Emerging Markets Sustainable Future Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
SHORT-TERM INVESTMENTS: 0.1%
	Shares	Value
Money Market Funds: 0.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%[d]	21,377	$21,377
(Cost $21,377)

Total Investments: 100.5%		19,445,200
(Cost $18,566,919)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.5%)		(94,624)
Net Assets: 100.0%		$19,350,576

a	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $3,501,900, which is 18.10% of net assets.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of March 31, 2024.
ADR	American Depositary Receipt
Pfd.	Preferred

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